INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES	INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
EFLOA does not have any guarantees for the benefit of an affiliate or related party.

The Company received a $200.0 million capital contribution from it's parent EFS on May 21, 2020.

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

On April 11, 2018 the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of Equitable Financial Services, LLC. ("EFS"). EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2020 was $45.0 million. Premiums earned from the above mentioned affiliated reinsurance transactions during 2020 and 2019 were $6.1 million, $5.2 million, respectively. There were no claims ceded for any of the years. For additional information see Footnote 12.

EFLOA reported amounts due from affiliates of $10.7 million and $88.3 million at December 31, 2020 and 2019, respectively. The Company reported amounts payable to affiliates of $13.7 million and $7.9 million at December 31, 2020 and 2019, respectively. The receivable and payable amounts are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

EFLOA reimburses Equitable Financial Life Insurance Company (“EFLIC”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to EFLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by EFLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $136.1 million, $130.5 million and $156.3 million in 2020, 2019 and 2018, respectively.

AllianceBernstein provides investment advisory and management services to EFLOA on a fee basis which amounted to $2.1 million, $1.8 million and $1.8 million in 2020, 2019 and 2018, respectively. EFLOA incurred distribution fee charges from Equitable Network, LLC of $92.6 million, $103.7 million and $113.2 million in 2020, 2019 and 2018, respectively, and from Equitable Distributors, LLC of $52.9 million, $52.0 million and $47.5 million in 2020, 2019 and 2018, respectively, for distributing EFLOA’s products.

Investment SCA
The Company’s carrying value of its investment in AllianceBernstein was $65.5 million and $58.7 million as of December 31, 2020 and 2019, respectively. The AllianceBernstein security was updated with the NAIC on June 16, 2020. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.